CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net income	$ 354	$ 187	$ 760
Net loss from discontinued operations, net of tax	25	41	13
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	379	228	773
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation and amortization	440	415	372
Operating lease expense	72	83	97
Equity losses of affiliates	6	127	13
Impairment charges	44	2	15
Deferred income taxes	31	12	(113)
Other, net	64	6	(27)
Change in operating assets and liabilities, net of acquisitions:
Receivables and other assets	(85)	(181)	(119)
Inventories, net	27	5	(70)
Accounts payable and other liabilities	(81)	80	12
Net cash provided by operating activities from continuing operations	897	777	953
Investing activities:
Capital expenditures	(357)	(347)	(310)
Proceeds from sales of property, plant and equipment	0	37	6
Acquisitions, net of cash acquired	(38)	(17)	(1,501)
Purchases of investments in equity affiliates and other	(96)	(124)	(138)
Proceeds from sales of investments in equity affiliates and other	81	50	26
Other, net	0	(22)	30
Net cash used in investing activities from continuing operations	(410)	(423)	(1,887)
Financing activities:
Borrowings	278	0	1,305
Repayment of borrowings	(409)	(65)	(306)
Repurchase of shares	(117)	(243)	(179)
Dividends paid	(172)	(174)	(175)
Other, net	(63)	(43)	(67)
Net cash (used in) provided by financing activities from continuing operations	(483)	(525)	578
Cash flows from discontinued operations
Cash Provided by (Used in) Operating Activities, Discontinued Operations	201	314	395
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(114)	(151)	(189)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	42	24	(174)
Net Cash Provided by (Used in) Discontinued Operations	129	187	32
Net change in cash and cash equivalents	133	16	(324)
Cash, cash equivalents and restricted cash, beginning of year	1,833	1,822	2,236
Effect of exchange rate changes on cash and cash equivalents	(6)	(5)	(90)
Cash, cash equivalents and restricted cash, end of year	1,960	1,833	1,822
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	(88)	(72)	(51)
Cash and cash equivalents	$ 1,872	$ 1,761	$ 1,771